Brown Advisory Emerging Markets Select Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.8%
Brazil - 2.1%
2,717,500	Ambev S.A.	7,833,590
700,300	Neoenergia S.A.	1,986,261
		9,819,851
China - 37.4%
1,096,664	AIA Group, Ltd.	9,130,723
446,300	Alibaba Group Holding, Ltd.*	4,453,779
409,957	ANTA Sports Products, Ltd.	4,303,234
261,945	Baidu, Inc.*	3,856,145
53,673	Baidu, Inc. ADR*	6,306,041
1,636,000	Brilliance China Automotive Holdings, Ltd.*†	2,084
4,513,000	China Construction Bank Corp.	2,604,912
1,128,827	China Mengniu Dairy Co., Ltd.	4,462,372
2,166,000	China Overseas Land & Investment, Ltd.	5,634,902
541,654	China Resources Beer Holdings Co., Ltd.	3,757,309
133,581	China Tourism Group Duty Free Corp., Ltd.	3,690,856
46,300	Contemporary Amperex Technology Co., Ltd.	2,606,912
2,711,811	Dongfeng Motor Group Co., Ltd.	1,449,626
1,196,000	Galaxy Entertainment Group, Ltd.	7,029,959
2,203,400	GF Securities Co., Ltd.	2,391,202
1,164,200	Haier Smart Home Co., Ltd.	3,542,638
94,736	H World Group Ltd. ADR	3,177,445
273,800	Hangzhou Tigermed Consulting Co., Ltd.	3,504,995
162,957	Hong Kong Exchanges & Clearing Ltd.	5,570,264
571,295	Inner Mongolia Yili Industrial Group Co., Ltd.	2,650,736
256,600	KE Holdings, Inc.*	1,478,268
189,109	KE Holdings, Inc. ADR*	3,313,190
16,903	Kweichow Moutai Co., Ltd.	4,448,553
3,910,000	Lenovo Group, Ltd.	2,704,528
552,500	Li Ning Co., Ltd.	4,192,306
438,302	Meituan*	9,211,556
267,200	Midea Group Co., Ltd.	1,852,327
281,400	NetEase, Inc.	4,246,167
9,979,000	Pacific Basin Shipping Ltd.	3,081,359
1,261,900	Sany Heavy Industry Co., Ltd.	2,457,672
518,100	Shandong Sinocera Functional Material Co., Ltd.	2,107,447
109,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	4,584,920
429,605	Techtronic Industries Co., Ltd.	4,099,344
454,741	Tencent Holdings, Ltd.	15,359,477
145,850	Trip.com Group, Ltd.*	3,940,898
248,344	Trip.com Group, Ltd. ADR*	6,782,275
365,552	Tsingtao Brewery Co., Ltd.	3,446,337
486,294	Yifeng Pharmacy Chain Co., Ltd.	3,399,206
957,300	YTO Express Group Co., Ltd.	2,792,520
2,647,500	Yue Yuen Industrial Holdings, Ltd.	3,376,748
89,023	Yum China Holdings, Inc.	4,213,458
54,615	ZTO Express Cayman, Inc.	1,320,508
137,353	ZTO Express Cayman, Inc. ADR	3,300,593
		175,835,791
Czech Republic - 0.2%
22,230	CEZ AS	761,767
Hungary - 0.8%
198,971	OTP Bank PLC	3,629,843
India - 14.9%
609,345	Aurobindo Pharma, Ltd.	3,803,826
578,907	Axis Bank, Ltd.	5,176,263
488,236	Container Corp. of India, Ltd.*	4,244,902
365,998	Godrej Consumer Products, Ltd.*	4,075,933
175,999	Godrej Properties, Ltd.*	2,555,975
261,252	HDFC Bank, Ltd.	4,526,321
874,953	ICICI Bank, Ltd.	9,186,357
239,314	Larsen & Toubro, Ltd.	5,402,586
316,929	Macrotech Developers, Ltd.*	3,572,664
295,976	Mahindra & Mahindra, Ltd.	4,579,296
252,536	Reliance Industries, Ltd.	7,329,120
380,863	Shriram Transport Finance Co., Ltd.	5,569,361
97,311	Siemens, Ltd.	3,296,394
556,243	State Bank of India	3,602,260
661,236	Wipro, Ltd.	3,172,885
		70,094,143
Indonesia - 3.5%
11,231,400	Bank Central Asia Tbk PT	6,269,810
8,230,900	Bank Mandiri Persero Tbk PT	5,054,107
8,781,700	Bank Negara Indonesia Persero Tbk	5,136,398
		16,460,315
Malaysia - 1.0%
2,677,000	Malayan Banking Bhd	4,944,095
Russia - 0.0%
184,769	Sberbank of Russia PJSC ADR†+*	1,848
Singapore - 2.4%
258,824	DBS Group Holdings, Ltd.	5,987,471
305,200	Singapore Telecommunications Ltd.	565,244
1,747,908	Wilmar International, Ltd.	4,650,114
		11,202,829
South Africa - 0.7%
203,786	Sasol, Ltd.	3,187,559
South Korea - 13.4%
126,000	DB Insurance Co., Ltd.	4,827,191
268,346	Hankook Tire & Technology Co., Ltd.	6,549,914
43,807	Hyundai Mipo Dockyard Co., Ltd.*	3,119,092
48,620	KB Financial Group, Inc.	1,468,253
194,813	Korea Electric Power Corp.*	2,713,969
41,887	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	2,114,420
12,297	NCSoft Corp.	2,941,397
38,418	POSCO Holdings, Inc.	5,603,946
601,956	Samsung Electronics Co., Ltd.	22,103,375
278,514	Samsung Engineering Co., Ltd.*	4,384,318
115,950	Shinhan Financial Group Co., Ltd.	2,693,420
78,827	SK Hynix, Inc.	4,508,922
		63,028,217
Taiwan - 12.3%
261,756	Advantech Co., Ltd.	2,411,159
6,537,000	Compal Electronics, Inc.	4,457,480
6,531,000	CTBC Financial Holding Co., Ltd.	4,062,952
411,693	Delta Electronics, Inc.	3,270,130
541,000	Elite Material Co., Ltd.	2,714,989
2,391,000	Hon Hai Precision Industry Co., Ltd.	7,656,262
2,248,000	Lite-On Technology Corp.	4,508,746
2,181,457	Taiwan Semiconductor Manufacturing Co., Ltd.	28,916,068
		57,997,786
Thailand - 1.4%
436,800	Bangkok Bank PCL	1,579,111
365,400	Bangkok Bank PCL NVDR	1,316,882
1,319,400	SCB X PCL	3,637,400
		6,533,393
Turkey - 0.5%
4,013,280	Akbank T.A.S.	2,441,056
United Arab Emirates - 0.8%
1,617,574	Abu Dhabi Commercial Bank PJSC	3,967,665
United Kingdom - 0.8%
640,816	Standard Chartered PLC	4,008,001
United States - 2.6%
115,281	Cognizant Technology Solutions Corp.	6,621,741
9,943	Credicorp Ltd.	1,221,000
267,341	Flex, Ltd.*	4,453,901
		12,296,642
Total Common Stocks (Cost $498,078,393)		446,210,801

Preferred Stocks - 2.6%
Brazil - 2.2%
2,950,095	Cia Energetica de Minas Gerais	5,900,901
866,400	Itau Unibanco Holding S.A.	4,497,150
		10,398,051
South Korea - 0.4%
30,016	Hyundai Motor Co.	1,754,828
Total Preferred Stocks (Cost $11,104,578)		12,152,879

Exchange Traded Funds - 0.2%
United States - 0.2%
12,593	iShares MSCI All Country Asia ex Japan Exchange Traded Fund	737,068
Total Exchange Traded Funds (Cost $763,922)		737,068

Short-Term Investments - 2.1%
Money Market Funds - 2.1%
9,894,847	First American Government Obligations Fund - Class Z, 2.74%#	9,894,847
Total Short-Term Investments (Cost $9,894,847)		9,894,847
Total Investments - 99.7% (Cost $519,841,740)		468,995,595
Other Assets in Excess of Liabilities - 0.3%		1,565,634
NET ASSETS - 100.0%		$470,561,229

* Non-Income Producing
ADR - American Depositary Receipt
† This security is being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees.
+ Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

NVDR - Non-Voting Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$50,536,506	$395,670,363	$3,932
Preferred Stocks	10,398,051	1,754,828	–
Exchange Traded Funds	737,068	–	–
Short-Term Investments	9,894,847	–	–
Total Investments	$71,566,472	$397,425,191	$3,932